Cover	Mar. 17, 2023
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	CalciMedica, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39538
Entity Tax Identification Number	45-2120079
Entity Address, Address Line One	505 Coast Boulevard South
Entity Address, Address Line Two	Suite 307
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	952-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CALC
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (this “Amendment No. 2”) amends the Form 8-K/A of CalciMedica, Inc. (the “Company”) filed on April 4, 2023 (the “Original Report”) with the Securities and Exchange Commission (the “SEC”) to restate each of (i) the Company’s financial statements as of and for the year ended December 31, 2022, as included in Exhibit 99.1 of the Original Report and (ii) the unaudited pro forma combined financial statements as of and for the year ended December 31, 2022, as included in Exhibit 99.2 of the Original Report (collectively, the “Financial Statements”). On May 12, 2023, the Company filed a Current Report on Form 8-K disclosing that the Financial Statements included in the Original Report should not be relied upon. Other than this Explanatory Note, the section entitled “Restatement Background” and the restated Financial Statements and Consent of Independent Registered Public Accounting Firm included under Item 9.01, this Amendment No. 2 does not amend, update or change any other items or disclosures in the Original Report and does not purport to reflect any information or events subsequent to the filing thereof. As such, this Amendment No. 2 speaks only as of the date the Original Report was filed, and the Company has not undertaken herein to amend, supplement or update any information contained in the Original Report to give effect to any subsequent events. Accordingly, this Amendment No. 2 should be read in conjunction with the Company’s filings made with the SEC subsequent to the filing of the Original Report, including any amendment to those filings. The restatement is more fully described in Note 2 of the notes to the financial statements included herein.
Entity Central Index Key	0001534133